Document and Entity Information	12 Months Ended
Dec. 31, 2012
Document Information Line Items
Entity Registrant Name	WESTERN GAS PARTNERS LP
Entity Central Index Key	0001414475
Document Type	8-K
Document Period End Date	Dec. 31, 2012
Amendment Flag	false
Document Fiscal Year Focus	2012
Document Fiscal Period Focus	FY